OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Other Non Current Assets

	As of December 31,
	2012	2013
Deposits on residential apartments for employees	$16,309	$—
Other	3,440	4,781

Total	$19,749	$4,781